Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000222461 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
Percent of Total Long Exposure	73.50%	[1]
Percent of Total Short Exposure	26.50%	[1]
C000222461 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Percent of Total Long Exposure	3.40%	[1]
Percent of Total Short Exposure	1.40%	[1]
C000222461 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[1],[2]
Percent of Total Long Exposure	17.90%	[1],[2]
Percent of Total Short Exposure		[1],[2]
C000222461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Percent of Total Long Exposure	4.60%	[1]
Percent of Total Short Exposure	1.90%	[1]
C000222461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Percent of Total Long Exposure	3.60%	[1]
Percent of Total Short Exposure	2.50%	[1]
C000222461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Percent of Total Long Exposure	6.30%	[1]
Percent of Total Short Exposure	2.30%	[1]
C000222461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Percent of Total Long Exposure	4.50%	[1]
Percent of Total Short Exposure	2.00%	[1]
C000222461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
Percent of Total Long Exposure	7.20%	[1]
Percent of Total Short Exposure	5.80%	[1]
C000222461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Percent of Total Long Exposure	3.90%	[1]
Percent of Total Short Exposure	1.10%	[1]
C000222461 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Percent of Total Long Exposure	3.40%	[1]
Percent of Total Short Exposure	0.80%	[1]
C000222461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Percent of Total Long Exposure	5.20%	[1]
Percent of Total Short Exposure	2.90%	[1]
C000222461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
Percent of Total Long Exposure	9.20%	[1]
Percent of Total Short Exposure	3.20%	[1]
C000222461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Percent of Total Long Exposure	4.30%	[1]
Percent of Total Short Exposure	2.60%	[1]
C000222461 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[3],[4]
C000222461 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[3],[4]
C000222461 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[3],[4]
C000222461 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[3],[4]
C000222461 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%	[3],[4]
C000222461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3],[4]
C000222461 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3],[4]
C000222461 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[3],[4]
C000222461 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[3],[4]
C000202322 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
Percent of Total Long Exposure	73.50%	[5]
Percent of Total Short Exposure	26.50%	[5]
C000202322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[5]
Percent of Total Long Exposure	3.40%	[5]
Percent of Total Short Exposure	1.40%	[5]
C000202322 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[5],[6]
Percent of Total Long Exposure	17.90%	[5],[6]
Percent of Total Short Exposure		[5],[6]
C000202322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[5]
Percent of Total Long Exposure	4.60%	[5]
Percent of Total Short Exposure	1.90%	[5]
C000202322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[5]
Percent of Total Long Exposure	3.60%	[5]
Percent of Total Short Exposure	2.50%	[5]
C000202322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[5]
Percent of Total Long Exposure	6.30%	[5]
Percent of Total Short Exposure	2.30%	[5]
C000202322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[5]
Percent of Total Long Exposure	4.50%	[5]
Percent of Total Short Exposure	2.00%	[5]
C000202322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[5]
Percent of Total Long Exposure	7.20%	[5]
Percent of Total Short Exposure	5.80%	[5]
C000202322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
Percent of Total Long Exposure	3.90%	[5]
Percent of Total Short Exposure	1.10%	[5]
C000202322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
Percent of Total Long Exposure	3.40%	[5]
Percent of Total Short Exposure	0.80%	[5]
C000202322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[5]
Percent of Total Long Exposure	5.20%	[5]
Percent of Total Short Exposure	2.90%	[5]
C000202322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[5]
Percent of Total Long Exposure	9.20%	[5]
Percent of Total Short Exposure	3.20%	[5]
C000202322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[5]
Percent of Total Long Exposure	4.30%	[5]
Percent of Total Short Exposure	2.60%	[5]
C000202322 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[7],[8]
C000202322 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[7],[8]
C000202322 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7],[8]
C000202322 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[7],[8]
C000202322 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%	[7],[8]
C000202322 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7],[8]
C000202322 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[7],[8]
C000202322 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7],[8]
C000202322 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[7],[8]
C000202321 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[9]
Percent of Total Long Exposure	73.50%	[9]
Percent of Total Short Exposure	26.50%	[9]
C000202321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[9]
Percent of Total Long Exposure	3.40%	[9]
Percent of Total Short Exposure	1.40%	[9]
C000202321 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[9],[10]
Percent of Total Long Exposure	17.90%	[9],[10]
Percent of Total Short Exposure		[9],[10]
C000202321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[9]
Percent of Total Long Exposure	4.60%	[9]
Percent of Total Short Exposure	1.90%	[9]
C000202321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[9]
Percent of Total Long Exposure	3.60%	[9]
Percent of Total Short Exposure	2.50%	[9]
C000202321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[9]
Percent of Total Long Exposure	6.30%	[9]
Percent of Total Short Exposure	2.30%	[9]
C000202321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[9]
Percent of Total Long Exposure	4.50%	[9]
Percent of Total Short Exposure	2.00%	[9]
C000202321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[9]
Percent of Total Long Exposure	7.20%	[9]
Percent of Total Short Exposure	5.80%	[9]
C000202321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
Percent of Total Long Exposure	3.90%	[9]
Percent of Total Short Exposure	1.10%	[9]
C000202321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[9]
Percent of Total Long Exposure	3.40%	[9]
Percent of Total Short Exposure	0.80%	[9]
C000202321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[9]
Percent of Total Long Exposure	5.20%	[9]
Percent of Total Short Exposure	2.90%	[9]
C000202321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[9]
Percent of Total Long Exposure	9.20%	[9]
Percent of Total Short Exposure	3.20%	[9]
C000202321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[9]
Percent of Total Long Exposure	4.30%	[9]
Percent of Total Short Exposure	2.60%	[9]
C000202321 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[11],[12]
C000202321 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[11],[12]
C000202321 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[11],[12]
C000202321 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[11],[12]
C000202321 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%	[11],[12]
C000202321 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11],[12]
C000202321 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[11],[12]
C000202321 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[11],[12]
C000202321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[11],[12]
C000202323 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
Percent of Total Long Exposure	73.50%	[13]
Percent of Total Short Exposure	26.50%	[13]
C000202323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[13]
Percent of Total Long Exposure	3.40%	[13]
Percent of Total Short Exposure	1.40%	[13]
C000202323 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[13],[14]
Percent of Total Long Exposure	17.90%	[13],[14]
Percent of Total Short Exposure		[13],[14]
C000202323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[13]
Percent of Total Long Exposure	4.60%	[13]
Percent of Total Short Exposure	1.90%	[13]
C000202323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[13]
Percent of Total Long Exposure	3.60%	[13]
Percent of Total Short Exposure	2.50%	[13]
C000202323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[13]
Percent of Total Long Exposure	6.30%	[13]
Percent of Total Short Exposure	2.30%	[13]
C000202323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[13]
Percent of Total Long Exposure	4.50%	[13]
Percent of Total Short Exposure	2.00%	[13]
C000202323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[13]
Percent of Total Long Exposure	7.20%	[13]
Percent of Total Short Exposure	5.80%	[13]
C000202323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[13]
Percent of Total Long Exposure	3.90%	[13]
Percent of Total Short Exposure	1.10%	[13]
C000202323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[13]
Percent of Total Long Exposure	3.40%	[13]
Percent of Total Short Exposure	0.80%	[13]
C000202323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[13]
Percent of Total Long Exposure	5.20%	[13]
Percent of Total Short Exposure	2.90%	[13]
C000202323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[13]
Percent of Total Long Exposure	9.20%	[13]
Percent of Total Short Exposure	3.20%	[13]
C000202323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[13]
Percent of Total Long Exposure	4.30%	[13]
Percent of Total Short Exposure	2.60%	[13]
C000202323 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[15],[16]
C000202323 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)	[15],[16]
C000202323 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[15],[16]
C000202323 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[15],[16]
C000202323 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%	[15],[16]
C000202323 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15],[16]
C000202323 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[15],[16]
C000202323 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[15],[16]
C000202323 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%	[15],[16]

[1]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[2]	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.9%) and U.S. Government Sponsored Agency Obligations (5.3%).
[3]	Excludes short-term securities, short investments and options, if any.
[4]	Excludes underlying investments in equity swaps.
[5]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[6]	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.9%) and U.S. Government Sponsored Agency Obligations (5.3%).
[7]	Excludes short-term securities, short investments and options, if any.
[8]	Excludes underlying investments in equity swaps.
[9]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[10]	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.9%) and U.S. Government Sponsored Agency Obligations (5.3%).
[11]	Excludes short-term securities, short investments and options, if any.
[12]	Excludes underlying investments in equity swaps.
[13]	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[14]	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.9%) and U.S. Government Sponsored Agency Obligations (5.3%).
[15]	Excludes short-term securities, short investments and options, if any.
[16]	Excludes underlying investments in equity swaps.